LEGAL CLAIMS AND OTHER MATTERS (Details) $ in Thousands		12 Months Ended
	Jul. 05, 2012 Extension	Dec. 31, 2025 ARS ($)	Dec. 31, 2024 ARS ($)
LEGAL CLAIMS AND OTHER MATTERS [Abstract]
Period of initially granted measure		6 months
Extended validity period of granted measure		6 months
Number of extensions obtained | Extension	12
Provision amount on environmental matters		$ 91,897	$ 119,824
Provision for other matters		$ 864,081	$ 434,121